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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number         811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC        225 Pictoria Drive, Suite 450        Cincinnati Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:              November 30

Date of reporting period:           July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President
Date	August 6, 2015

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

PAPP SMALL & MID-CAP GROWTH FUND
Proxy Voting Record
July 1, 2014 - June 30, 2015

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund Vote With or Against Management?
Airgas, Inc.	ARG	009363102	8/5/2014	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Executive Compensation	Issuer	Yes	For	With
				Classified Board	Security Holder	Yes	Against	With
				Voting Standards of Board	Security Holder	Yes	Against	With

Linear Technology Corp.	LLTC	535678106	11/5/2014	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Re-Approval of Executive Bonus Plan	Issuer	Yes	For	With
				Against Shareholders Proposal	Security Holder	Yes	Against	With

ResMed, Inc.	RMD	761152107	11/19/2014	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

The Clorox Company	CLX	189054109	11/19/2014	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Whiting Petroleum Corp.	WLL	966387102	12/3/2014	Approve Whiting Common Stock Value	Issuer	Yes	For	With
				Approve Any Motion to Adjourn Meeting	Issuer	Yes	For	With

PAREXEL International Corp.	PRXL	699462107	12/4/2014	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Sigma-Aldrich Corporation	SIAL	826552101	12/5/2014	Agreement on Merger	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Additional Proxies needed for Merger	Issuer	Yes	For	With

Factset Research Systems, Inc.	FDS	303075105	12/16/2014	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Employee Stock Plan	Issuer	Yes	For	With

Varian Medical Systems, Inc.	VAR	92220P105	2/12/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Valmont Industries, Inc.	VMI	920253101	3/3/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

IDEX Corp.	IEX	45167R104	4/8/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Restate Incentive Plan	Issuer	Yes	For	With

IHS, Inc.	IHS	451734107	4/8/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

C. R. Bard, Inc.	BCR	067383109	4/15/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Reinstate Incentive Plan	Issuer	Yes	For	With
				Against Shareholders Proposal	Security Holder	Yes	Against	With

Treehouse Foods, Inc.	THS	89469A104	4/23/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Re-Approve Stock Plan	Issuer	Yes	For	With

T. Rowe Price Group, Inc.	TROW	74144T108	4/23/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Silicon Laboratories, Inc.	SLAB	826919102	4/24/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

UMB Financial Corp.	UMBF	902788108	4/28/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Against Shareholders Proposal	Security Holder	Yes	Against	With

Polaris Industries, Inc.	PII	731068102	4/30/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

O'Reilly Automotive, Inc.	ORLY	67103H107	5/5/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Against Shareholders Proposal	Security Holder	Yes	Against	With

AMETEK, Inc.	AME	031100100	5/6/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Certificate of Incorporation By-Laws	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

FMC Technologies, Inc.	FTI	30249U101	5/6/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Church & Dwight Co., Inc.	CHD	171340102	5/7/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

Ecolab, Inc.	ECL	278865100	5/7/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Against Shareholders Proposal	Security Holder	Yes	Against	With

Mettler-Toledo International, Inc.	MTD	592688105	5/7/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve amending by-laws to adopt disbutes	Issuer	Yes	For	With

Trimble Navigation Ltd.	TRMB	896239100	5/7/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Re-Approve Stock Plan	Issuer	Yes	For	With

Catamaran Corp.	CTRX	148887102	5/12/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Companies Bylaws	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With

Pioneer Natural Resources Co.	PXD	723787107	5/20/2015	Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuers	Yes	For	With
				Approve Executive Compensation	Issuers	Yes	For	With
				Against Shareholders Proposal	Security Holder	Yes	Against	With

Expeditors International	EXPD	302130109	5/21/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Approve Stock Option	Issuer	Yes	For	With
				Against Shareholders Proposal	Security Holder	Yes	Against	With

Stericycle, Inc.	SRCL	858912108	5/27/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Against Shareholders Proposal	Security Holder	Yes	Against	With

Williams-Sonoma, Inc.	WSM	969904101	5/29/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Reinstate Longterm Incentive Plan	Issuer	Yes	For	With

Informatica Corporation	INFA	45666Q102	6/23/2015	Adoption of the Merger Agreeement	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With

CoStar Group, Inc.	CSGP	22160N109	6/3/2015	Election of Board of Directors	Issuer	Yes	For	With
				Ratify Auditors	Issuer	Yes	For	With
				Approve Executive Compensation	Issuer	Yes	For	With
				Restate Employee Stock Purchase Plan	Issuer	Yes	For	With